Loss per share attributed to ordinary equity holders of the parent (Tables)	12 Months Ended
Dec. 31, 2020
Loss per share attributed to ordinary equity holders of the parent
Schedule of Loss per share attributed to ordinary equity holders of the parent

		Period from 19
	Year ended 31	December to 31
	December	December 2019
	2020	(Restated)
	Successor (NFH)
Loss
Loss attributable to ordinary equity holders of the parent, used in the basic and diluted loss per share calculation	(505,570)	(236,497)

Shares
Weighted average number of ordinary shares in issue during the period used in the basic and diluted loss per share calculation	131,356,980	131,356,980